Collaboration Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Collaboration and License Agreements Disclosure [Abstract]
Summary of Contract Assets and Liabilities

The following table presents changes in the Company’s balances of contract liabilities (in thousands):

	Beginning of Period	Additions	Deductions	End of Period
Nine months ended September 30, 2020
Deferred revenue	$1,239	$—	$1,239	$—
Deferred revenue, noncurrent	$—	$—	$—	$—

	Beginning of Period	Additions	Deductions	End of Period
Nine months ended September 30, 2019
Deferred revenue	$94,031	$2,299	$93,113	$3,217
Deferred revenue, noncurrent	$1,266	$—	$27	$1,239

The following table presents changes in the Company’s balances of contract liabilities (in thousands):

	BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	END OF PERIOD
Year Ended December 31, 2019
Deferred revenue	$94,031	$3,765	$96,557	$1,239
Deferred revenue, noncurrent	$1,266	$—	$1,266	$—